Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	June 30, 2016	December 31, 2015
Building	$50,405	$41,804
Machinery and equipment	123,286	105,000
Office equipment and software	4,489	3,528
Vehicles	1,693	1,402
Furniture and fixtures	2,119	1,569
Total property, plant and equipment	181,992	153,303
Accumulated depreciation and amortization	(42,608)	(33,018)
Net value of property and equipment	139,384	120,285
Land	18,038	15,689
Total property, plant and equipment, net	$157,422	$135,974

Property, plant and equipment is comprised of the following:

	December 31, 2015	December 31, 2014
Building	$41,804	$36,228
Machinery and equipment	107,179	76,497
Office equipment and software	3,528	2,868
Vehicles	1,402	1,412
Furniture and fixtures	1,569	1,651
Total property, plant and equipment	155,482	118,656
Accumulated depreciation and amortization	(33,018)	(31,646)
Net book value of property and equipment	122,464	87,010
Land	13,510	16,970
Total property, plant and equipment, net	$135,974	$103,980

Schedule of Capital Leased Assets

Included within the table above are Property, plant and equipment under capital lease, which are comprised of the following:

	December 31, 2015	December 31, 2014
Buildings	$3,625	$376
Land	8,375	18,459
Machinery and Equipment	26,384	3,689
Total assets under capital lease	38,384	22,525
Accumulated Depreciation	(3,822)	(2,522)
Total assets under capital lease, net	$34,562	$20,002

Schedule of Roll Forward of Property Plant and Equipment

The roll forward of Property, plant and equipment for the years ended December 31, 2015 and 2014 was as follows:

	December 31,
	2015	2014
Property, Plant and Equipment
Beginning balance	$135,626	$118,299
Acquisitions	82,032	52,626
Purchase price allocation adjustment	1,170	—
Disposals	(2,114)	(4,909)
Reclassification to investment property	(5,080)	—
Effect of Foreign currency translation	(42,642)	(30,390)
Ending Balance	$168,992	$135,626
Accumulated Depreciation
Beginning Balance	$(31,646)	$(30,919)
Depreciation Expense	(9,906)	(7,531)
Disposals	19	—
Reclassification to investment property	161	—
Effect of Foreign Currency Translation	8,354	6,804
Ending balance	$(33,018)	$(31,646)
Property, plant and Equipment, Net	$135,974	$103,980